NET LOSS PER SHARE - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 08, 2021
Convertible Debt | PIPE Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion price (in dollars per share)				$ 12.00
Series preferred stock, outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	40,255,926	34,541,150
Warrants | Common stock warrants, outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	35,717	35,717
Warrants | Preferred stock warrants, outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	1,188,848	1,188,848
Warrants | Private warrants, outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	12,937,500	0	0
Warrants | Public warrants, outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	5,587,500	0	0
Common stock options, outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	5,832,519	6,207,149	7,607,366
PIPE convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	7,291,667	0	0
Restricted stock units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	1,280,000	0	0